Basis of preparation and significant accounting policies - Additional information (Details) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022 EUR (€) Country	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of significant accounting policies [line items]
Name of reporting entity	ING Groep N.V.
Domicile of entity	Amsterdam, the Netherlands
Addition to loan loss provisions	€ 1,189	€ 131	€ 516
Result before tax	11,005	4,484
Adjustment of the EU IAS 39 carve-out	€ 8,594	€ 956
Consumer price index	977.90		686.95
CPI, Change for the period	42.35%
Minimum [member]
Disclosure of significant accounting policies [line items]
Number of countries in which entity operates | Country	40